Loans Receivables (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Receivables [Abstract]
Loan receivables charges	$ 724,337	$ 755,707
Face amount using an imputed interest rate	11.75%	11.75%
Credit loss	$ 1,054,774	$ 305,128